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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2012

Check here if Amendment [_]; Amendment Number: ________________________________

   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Triple Frond Partners LLC
Address: 1301 Second Avenue, Suite 2850
         Seattle, WA 98101



Form 13F File Number: 28-13331

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Charles F. Pollnow IV
Title:   Manager of Triple Frond Partners LLC
Phone:   206-332-1215


Signature, Place, and Date of Signing:

     /s/ Charles F. Pollnow IV
------------------------------          Seattle, WA    April 23, 2012
       Charles F. Pollnow IV
Manager of Triple Frond Partners LLC

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other manager(s).)

List of Other Managers Reporting for this Manager: None.
List of Other Included Managers:

No.    Form 13F File Number    Name

1      28-13332                Hawk Hill Capital Partners, LP

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                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      1

Form 13F Information Table Entry Total: 10

Form 13F Information Table Value Total: 347,985
                                        (thousands)

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                          FORM 13F INFORMATION TABLE

                                                                                       VOTING AUTHORITY
                TITLE OF              VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER
NAME OF ISSUER   CLASS      CUSIP    (X$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
--------------  -------- ----------- -------- --------- --- ---- ---------- -------- --------- ------ ----
CARNIVAL         PAIRED
  CORPORATION..   CTF    143658 30 0  23,785    741,435 SH          SOLE       1       741,435
COCA COLA
  ENTERPRISES
  INC..........   COM    19122 T10 9  30,083  1,051,849 SH          SOLE       1     1,051,849
CRH P L C......   SPON
                  ADR    12626K 20 3  11,556    563,456 SH          SOLE       1       563,456
GRIFOLS S A....   SPON
                  ADR    398438 30 9  41,666  5,404,132 SH          SOLE       1     5,404,132
HCC INS HLDGS
  INC..........   COM    404132 10 2  41,907  1,344,469 SH          SOLE       1     1,344,469
PROGRESSIVE
  CORP OHIO....   COM    743315 10 3  42,966  1,853,587 SH          SOLE       1     1,853,587
RENAISSANCERE
  HOLDING
  LTD..........   COM      G7496G103  32,192    425,089 SH          SOLE       1       425,089
RYANAIR
  HOLDINGS        SPON
  PLC..........   ADR    783513 10 4  29,351    809,000 SH          SOLE       1       809,000
SCHWAB
  CHARLES
  CORP.........   COM    808513 10 5  28,412  1,977,160 SH          SOLE       1     1,977,160
TIME WARNER
  CABLE INC....   COM    88732J 20 7  66,067    810,635 SH          SOLE       1       810,635
                                     347,985
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